Summary of significant accounting policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2022
Bottom of range | Customer relationships television carriage contracts music catalogs artist contracts and music distribution rights
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	10 years
Bottom of range | Patent rights know-how license agreements trademarks and software
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	3 years
Bottom of range | Buildings
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of property plant and equipment	2 years
Bottom of range | Machinery and equipment
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of property plant and equipment	2 years
Top of range | Customer relationships television carriage contracts music catalogs artist contracts and music distribution rights
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	44 years
Top of range | Patent rights know-how license agreements trademarks and software
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of intangible assets other than goodwill	10 years
Top of range | Buildings
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of property plant and equipment	50 years
Top of range | Machinery and equipment
Disclosure Of Significant Acounting Policies [Line Items]
Useful life of property plant and equipment	10 years